Long-term Debt (Tables) - The Arena Group Holdings Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Long Term Debt

The following table summarizes the term debt:

	As of September 30, 2023 (unaudited)			As of December 31, 2022
	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value
Senior Secured Notes, effective interest rate of 11.4% as of September 30, 2023, as amended, matures December 31, 2026, subject to acceleration	$62,691	$(228)	$62,463	$62,691	$(904)	$61,787
Delayed Draw Term Notes, effective interest rate of 12.5% as of September 30, 2023, as amended, matures December 31, 2026, subject to acceleration	4,000	(26)	3,974	4,000	(103)	3,897
2022 Bridge Notes, effective interest rate of 10.2% as of September 30, 2023, as amended, matures December 31, 2026, subject to acceleration	36,000	(95)	35,905	-	-	-
Total	$102,691	$(349)	$102,342	$66,691	$(1,007)	$65,684

The following table summarizes the long-term debt:

	As of December 31, 2022			As of December 31, 2021
	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value
Senior Secured Notes, as amended, matures December 31, 2023	$62,691	$(904)	$61,787	$62,691	$(1,935)	$60,756
Delayed Draw Term Notes, as amended, matures December 31, 2023	4,000	(103)	3,897	9,928	(567)	9,361
Total	$66,691	$(1,007)	$65,684	$72,619	$(2,502)	$70,117
Carrying value:
Current portion			$65,684			$5,744
Long-term portion			-			64,373
Total			$65,684			$70,117

Summary of Interest Expense

The following table represents interest expense:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Amortization of debt costs:
Line of credit	$54	$-	$161	$-
2022 Bridge Notes	161	-	1,200	-
Senior Secured Notes	228	228	676	803
Delayed Draw Term Notes	26	52	77	412
2023 Notes	64	-	64	-
Total amortization of debt costs	533	280	2,178	1,215
Noncash and accrued interest:
Parade	-	-	-	86
Other accrued interest	152	-	754	-
Total noncash and accrued interest	152	-	754	86
Cash paid interest:
Line of credit	598	372	1,345	814
2022 Bridge Notes	1,317	-	3,763	-
Senior Secured Notes	1,602	1,602	4,754	4,754
Delayed Draw Term Notes	102	254	303	753
2023 Notes	44	-	44	-
Other	32	676	422	888
Total cash paid interest	3,695	2,904	10,631	7,209
Less interest income (1)	(338)	-	(338)	-
Total interest expense	$4,042	$3,184	$13,225	$8,510

(1)	During the three and nine months ended September 30, 2023, the Company recorded interest income of $338 related to the refunds received from the employee retention credits.

The following table represents interest expense:

	Years Ended December 31,
	2022	2021
Amortization of debt costs:
Senior Secured Notes	$1,031	$1,806
Delayed Draw Term Notes	464	300
Bridge Notes	77	-
Line of credit	9	-
Total amortization of debt costs	1,581	2,106
Accrued and noncash converted interest:
Senior Secured Notes	-	6,394
Delayed Draw Term Notes	-	548
Bridge Notes	204	-
Parade	116	-
Payroll Protection Program Loan	-	14
Total accrued and noncash converted interest	320	6,956
Cash paid interest:
Senior Secured Notes	6,356	-
Delayed Draw Term Notes	980	-
Line of credit	1,328	825
Other	864	568
Total cash paid interest	9,528	1,393
Total interest expense	$11,429	$10,455